Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
October 31, 2025
MCV-NPRT3-1225
1.809074.122
Common Stocks - 100.0%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	82,300	6,795,992
CANADA - 1.7%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cenovus Energy Inc (United States)	425,846	7,205,314
Secure Waste Infrastructure Corp	777,200	9,702,879
		16,908,193
Materials - 0.7%
Chemicals - 0.4%
Methanex Corp (United States)	161,257	6,340,625
Paper & Forest Products - 0.3%
Interfor Corp (a)	961,000	5,419,778
TOTAL MATERIALS		11,760,403

TOTAL CANADA		28,668,596
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	39,652	4,120,239
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (a)	62,900	7,836,418
TOTAL GERMANY		11,956,657
IRELAND - 0.3%
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	33,398	4,349,756
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	179,000	3,589,012
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (b)(c)	130,027	4,047,967
UNITED KINGDOM - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Subsea 7 SA	165,600	3,024,508
TechnipFMC PLC	182,080	7,529,008

TOTAL UNITED KINGDOM		10,553,516
UNITED STATES - 95.1%
Communication Services - 0.5%
Media - 0.5%
Nexstar Media Group Inc (d)	48,114	9,417,353
Consumer Discretionary - 9.7%
Automobile Components - 0.7%
Patrick Industries Inc (d)	108,962	11,372,364
Diversified Consumer Services - 0.9%
Laureate Education Inc (a)	545,822	15,845,213
Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations Inc (a)	169,854	7,040,448
Household Durables - 2.8%
KB Home	138,726	8,659,277
Newell Brands Inc	1,072,456	3,646,350
PulteGroup Inc	103,600	12,418,533
Somnigroup International Inc	93,266	7,399,724
TopBuild Corp (a)	18,560	7,841,229
Whirlpool Corp (d)	118,829	8,511,721
		48,476,834
Leisure Products - 0.4%
Hasbro Inc	99,741	7,611,236
Specialty Retail - 3.0%
Academy Sports & Outdoors Inc	108,367	5,189,696
Bath & Body Works Inc	219,635	5,376,665
Gap Inc/The	286,545	6,547,553
Lithia Motors Inc Class A	26,331	8,270,040
Murphy USA Inc	26,300	9,420,660
Signet Jewelers Ltd	82,991	8,203,660
Upbound Group Inc	355,939	6,898,098
		49,906,372
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd (a)	507,698	10,534,734
Crocs Inc (a)	100,416	8,202,983
PVH Corp	89,538	7,013,511
		25,751,228
TOTAL CONSUMER DISCRETIONARY		166,003,695

Consumer Staples - 4.6%
Beverages - 1.0%
Coca-Cola Consolidated Inc	37,627	4,905,807
Primo Brands Corp Class A	585,779	12,869,565
		17,775,372
Consumer Staples Distribution & Retail - 1.9%
Dollar Tree Inc (a)	138,301	13,708,395
Grocery Outlet Holding Corp (a)(d)	320,913	4,367,626
US Foods Holding Corp (a)	196,424	14,264,311
		32,340,332
Food Products - 1.7%
Bunge Global SA	153,712	14,541,156
Darling Ingredients Inc (a)	206,440	6,616,402
Ingredion Inc	65,513	7,560,855
		28,718,413
TOTAL CONSUMER STAPLES		78,834,117

Energy - 5.5%
Energy Equipment & Services - 1.6%
Baker Hughes Co Class A	305,993	14,813,121
Weatherford International PLC	167,111	12,314,410
		27,127,531
Oil, Gas & Consumable Fuels - 3.9%
Cheniere Energy Inc	53,647	11,373,164
Core Natural Resources Inc	124,267	9,817,093
Ovintiv Inc	207,724	7,791,727
Phillips 66	82,739	11,264,087
Sunoco LP	148,700	7,765,114
Targa Resources Corp	72,715	11,201,019
Valero Energy Corp	43,200	7,324,992
		66,537,196
TOTAL ENERGY		93,664,727

Financials - 16.1%
Banks - 2.9%
East West Bancorp Inc	88,269	8,968,130
First Citizens BancShares Inc/NC Class A	7,106	12,967,171
First Horizon Corp	133,000	2,840,880
M&T Bank Corp	76,866	14,133,351
Western Alliance Bancorp	128,562	9,944,271
		48,853,803
Capital Markets - 2.8%
Ameriprise Financial Inc	29,500	13,356,715
BGC Group Inc Class A	381,878	3,490,365
Blue Owl Capital Inc Class A	428,700	6,760,599
Raymond James Financial Inc	64,477	10,230,566
State Street Corp	125,690	14,537,305
		48,375,550
Consumer Finance - 3.8%
Ally Financial Inc	246,229	9,595,544
Capital One Financial Corp	54,110	11,903,659
Credit Acceptance Corp (a)(d)	23,800	10,646,692
FirstCash Holdings Inc	42,081	6,669,838
OneMain Holdings Inc	221,940	13,136,629
SLM Corp	491,227	13,189,445
		65,141,807
Financial Services - 3.2%
Apollo Global Management Inc	97,559	12,127,560
Corebridge Financial Inc	234,850	7,646,716
Global Payments Inc	105,600	8,211,456
NCR Atleos Corp (a)	126,552	4,669,769
PennyMac Financial Services Inc	60,558	7,618,802
Voya Financial Inc	95,942	7,143,841
WEX Inc (a)	49,757	7,258,551
		54,676,695
Insurance - 3.4%
American Financial Group Inc/OH	52,418	6,902,401
First American Financial Corp	154,092	9,632,291
Hartford Insurance Group Inc/The	128,714	15,983,705
Reinsurance Group of America Inc	83,595	15,252,744
Travelers Companies Inc/The	38,582	10,363,897
		58,135,038
TOTAL FINANCIALS		275,182,893

Health Care - 8.8%
Health Care Equipment & Supplies - 1.8%
Baxter International Inc	319,600	5,903,012
Haemonetics Corp (a)	127,400	6,371,274
QuidelOrtho Corp (a)	354,469	9,567,118
Solventum Corp (a)	136,256	9,407,114
		31,248,518
Health Care Providers & Services - 5.1%
Acadia Healthcare Co Inc (a)	645,769	13,884,034
AdaptHealth Corp (a)	525,100	4,720,649
BrightSpring Health Services Inc (a)	208,000	6,874,400
Cigna Group/The	36,309	8,874,283
CVS Health Corp	74,376	5,812,484
Humana Inc	37,100	10,320,849
Molina Healthcare Inc (a)	95,533	14,622,281
PACS Group Inc (a)	564,930	6,824,354
Tenet Healthcare Corp (a)	71,381	14,739,463
		86,672,797
Life Sciences Tools & Services - 1.9%
Bruker Corp	178,400	6,946,896
ICON PLC (a)	66,980	11,508,504
IQVIA Holdings Inc (a)	65,900	14,264,714
		32,720,114
TOTAL HEALTH CARE		150,641,429

Industrials - 18.4%
Aerospace & Defense - 0.8%
ATI Inc (a)	144,600	14,311,062
Air Freight & Logistics - 0.8%
GXO Logistics Inc (a)	246,127	13,834,799
Building Products - 1.4%
Masterbrand Inc (a)	539,500	6,813,884
Owens Corning	74,050	9,427,306
UFP Industries Inc	77,476	7,137,864
		23,379,054
Commercial Services & Supplies - 0.8%
Brink's Co/The	70,810	7,871,240
MillerKnoll Inc (d)	350,777	5,479,136
		13,350,376
Construction & Engineering - 1.6%
Centuri Holdings Inc (a)	413,539	8,349,352
EMCOR Group Inc	14,113	9,537,283
WillScot Holdings Corp	425,758	9,260,237
		27,146,872
Electrical Equipment - 0.7%
Regal Rexnord Corp	83,920	11,823,489
Ground Transportation - 2.5%
Ryder System Inc	72,150	12,209,945
Saia Inc (a)	41,292	12,077,910
U-Haul Holding Co Class N	148,669	7,208,960
XPO Inc (a)	74,647	10,739,464
		42,236,279
Machinery - 5.8%
Allison Transmission Holdings Inc	146,685	12,108,847
CNH Industrial NV Class A	935,489	9,813,280
Cummins Inc	41,500	18,163,720
Flowserve Corp	208,900	14,257,425
Gates Industrial Corp PLC (a)	361,107	7,973,243
Mueller Industries Inc	138,800	14,694,756
Oshkosh Corp (d)	88,155	10,868,630
Terex Corp	247,111	11,372,048
		99,251,949
Passenger Airlines - 0.6%
Alaska Air Group Inc (a)	85,500	3,567,915
United Airlines Holdings Inc (a)	78,700	7,400,948
		10,968,863
Professional Services - 2.0%
Amentum Holdings Inc (a)	281,144	6,300,437
Concentrix Corp (d)	107,712	4,341,871
First Advantage Corp (a)(d)	421,067	5,318,076
Genpact Ltd	155,249	5,922,749
KBR Inc	141,135	6,046,223
SS&C Technologies Holdings Inc	79,279	6,732,373
		34,661,729
Trading Companies & Distributors - 1.4%
GATX Corp	42,100	6,603,385
Herc Holdings Inc (d)	80,889	11,490,283
Rush Enterprises Inc Class A	108,203	5,346,310
		23,439,978
TOTAL INDUSTRIALS		314,404,450

Information Technology - 9.9%
Communications Equipment - 1.0%
Ciena Corp (a)	85,875	16,309,380
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics Inc (a)	94,769	10,571,482
Avnet Inc	208,835	10,118,056
Coherent Corp (a)	56,860	7,503,246
Sanmina Corp (a)	77,400	10,607,670
TD SYNNEX Corp	36,416	5,698,740
Vontier Corp	87,500	3,368,749
		47,867,943
IT Services - 1.3%
EPAM Systems Inc (a)	45,623	7,461,185
GoDaddy Inc Class A (a)	52,900	7,042,577
Kyndryl Holdings Inc (a)	275,683	7,972,753
		22,476,515
Semiconductors & Semiconductor Equipment - 2.4%
First Solar Inc (a)	69,553	18,566,478
MKS Inc	60,100	8,636,971
ON Semiconductor Corp (a)	284,317	14,238,595
		41,442,044
Software - 0.2%
Zoom Communications Inc Class A (a)	41,100	3,585,153
Technology Hardware, Storage & Peripherals - 2.2%
Sandisk Corp/DE	35,689	7,113,888
Western Digital Corp	207,303	31,138,984
		38,252,872
TOTAL INFORMATION TECHNOLOGY		169,933,907

Materials - 5.9%
Chemicals - 1.7%
Corteva Inc	244,698	15,034,245
DuPont de Nemours Inc	87,500	7,144,375
Mosaic Co/The	244,159	6,702,165
		28,880,785
Construction Materials - 1.3%
CRH PLC	102,196	12,171,544
Eagle Materials Inc	46,900	9,957,808
		22,129,352
Containers & Packaging - 0.9%
Smurfit WestRock PLC	422,560	15,600,915
Metals & Mining - 2.0%
Reliance Inc	80,815	22,824,580
Steel Dynamics Inc	70,605	11,070,864
		33,895,444
TOTAL MATERIALS		100,506,496

Real Estate - 8.5%
Health Care REITs - 2.4%
American Healthcare REIT Inc	310,002	14,049,291
Ventas Inc	132,789	9,798,500
Welltower Inc	92,960	16,829,478
		40,677,269
Industrial REITs - 1.2%
Prologis Inc	96,675	11,996,401
Rexford Industrial Realty Inc	211,528	8,740,337
		20,736,738
Real Estate Management & Development - 1.1%
Compass Inc Class A (a)	1,168,795	9,011,409
Jones Lang LaSalle Inc (a)	33,589	10,247,668
		19,259,077
Residential REITs - 0.7%
Sun Communities Inc	99,228	12,562,265
Specialized REITs - 3.1%
Equinix Inc	12,300	10,405,923
Iron Mountain Inc	95,925	9,875,479
Lamar Advertising Co Class A	65,779	7,800,732
Outfront Media Inc	392,661	6,946,173
PotlatchDeltic Corp	150,600	6,023,999
Public Storage Operating Co	41,367	11,523,192
		52,575,498
TOTAL REAL ESTATE		145,810,847

Utilities - 7.2%
Electric Utilities - 4.2%
Constellation Energy Corp	16,471	6,209,566
Evergy Inc	190,401	14,624,701
Eversource Energy	220,877	16,302,931
NRG Energy Inc	60,125	10,333,083
PG&E Corp (e)	1,096,306	17,497,044
PPL Corp	207,067	7,562,087
		72,529,412
Gas Utilities - 0.8%
UGI Corp (d)	400,342	13,383,432
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The	887,570	12,310,596
Vistra Corp	24,469	4,607,513
		16,918,109
Multi-Utilities - 1.2%
Sempra	222,941	20,497,196
TOTAL UTILITIES		123,328,149

TOTAL UNITED STATES		1,627,728,063
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (a)	667,000	13,848,376
TOTAL COMMON STOCKS (Cost $1,446,844,677)		1,711,537,935

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	49,951	49,961
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	28,514,151	28,517,002
TOTAL MONEY MARKET FUNDS (Cost $28,566,963)			28,566,963

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,475,411,640)	1,740,104,898
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(28,944,228)
NET ASSETS - 100.0%	1,711,160,670

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
PG&E Corp	Chicago Board Options Exchange	8,900	14,204,400	19.00	12/19/2025	(115,700)

						(115,700)
TOTAL WRITTEN OPTIONS						(115,700)

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,047,967 or 0.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,047,967 or 0.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $14,204,400.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $29,139,789.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,813,365	100,714,590	103,478,158	30,529	164	-	49,961	49,951	0.0%
Fidelity Securities Lending Cash Central Fund	50,634,920	481,912,201	504,030,119	428,542	-	-	28,517,002	28,514,151	0.1%
Total	53,448,285	582,626,791	607,508,277	459,071	164	-	28,566,963

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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